SMALL COMPANY GROWTH PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 94.9%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Advertising -- 0.8%
----------------------------------------------------------------------
Getty Images, Inc.(1)                           2,400      $    63,048
Harte-Hanks Communications, Inc.                2,000           49,520
----------------------------------------------------------------------
                                                           $   112,568
----------------------------------------------------------------------
Auto and Parts -- 0.3%
----------------------------------------------------------------------
Gentex Corp.(1)                                 1,700      $    45,883
----------------------------------------------------------------------
                                                           $    45,883
----------------------------------------------------------------------
Broadcasting and Cable -- 0.8%
----------------------------------------------------------------------
Pegasus Communications Corp.(1)                 6,500      $   112,710
----------------------------------------------------------------------
                                                           $   112,710
----------------------------------------------------------------------
Broadcasting and Radio -- 2.6%
----------------------------------------------------------------------
Cox Radio, Inc.(1)                              6,000      $   167,100
Entercom Communications Corp.(1)                3,700          198,320
----------------------------------------------------------------------
                                                           $   365,420
----------------------------------------------------------------------
Business Services - Miscellaneous -- 10.4%
----------------------------------------------------------------------
DiamondCluster International, Inc.(1)           5,000      $    57,800
Fair, Isaac and Co., Inc.                       2,400          148,800
Forrester Research, Inc.(1)                     6,000          135,360
Heidrick and Struggles International,
Inc.(1)                                         5,000          100,000
Hotel Reservations Network, Inc.(1)             2,200          109,186
I-many, Inc.(1)                                 5,000           66,200
Iron Mountain, Inc.(1)                          4,000          179,320
Multex.com, Inc.(1)                             6,000           96,000
On Assignment, Inc.(1)                          4,000           72,000
Pivotal Corp.(1)                                7,000          120,050
StorageNetworks, Inc.(1)                        9,000          151,290
United Stationers, Inc(1)                       7,000          214,970
----------------------------------------------------------------------
                                                           $ 1,450,976
----------------------------------------------------------------------
Chemicals -- 0.6%
----------------------------------------------------------------------
Solutia, Inc.                                   6,000      $    78,900
----------------------------------------------------------------------
                                                           $    78,900
----------------------------------------------------------------------
Communications Equipment -- 1.1%
----------------------------------------------------------------------
Centillium Communications, Inc.(1)              3,000      $    80,064
Tekelec(1)                                      3,000           79,770
----------------------------------------------------------------------
                                                           $   159,834
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Computer Software -- 10.1%
----------------------------------------------------------------------
Advent Software, Inc.(1)                        4,000      $   259,640
HNC Software, Inc.(1)                           1,700           36,975
Interwoven, Inc.(1)                             8,000          144,000
Legato Systems, Inc.(1)                         7,200          114,264
Netegrity, Inc.(1)                              4,000          127,200
Numerical Technologies, Inc.(1)                 4,000           79,440
Precise Software Solutions Ltd.(1)              7,000          213,290
Retek, Inc.(1)                                  3,000          129,600
SERENA Software, Inc.(1)                        8,000          297,600
----------------------------------------------------------------------
                                                           $ 1,402,009
----------------------------------------------------------------------
Drugs -- 2.8%
----------------------------------------------------------------------
Adolor Corp.(1)                                 2,000      $    43,500
Alkermes, Inc.(1)                               1,500           52,425
Cell Therapeutics, Inc.(1)                      1,800           48,960
Cephalon, Inc.(1)                                 600           42,900
POZEN, Inc.(1)                                  8,000           82,720
Taro Pharmaceutical Industries Ltd.(1)            500           44,890
Vertex Pharmaceuticals, Inc.(1)                   200            9,700
ViroPharma, Inc.(1)                             2,000           61,100
----------------------------------------------------------------------
                                                           $   386,195
----------------------------------------------------------------------
Education -- 4.9%
----------------------------------------------------------------------
Apollo Group, Inc.(1)                           4,400      $   186,516
Career Education Corp.(1)                       4,200          250,740
Corinthian Colleges, Inc.(1)                    3,000          142,140
Devry, Inc.(1)                                  1,700           61,455
Edison Schools, Inc.(1)                         2,000           44,620
----------------------------------------------------------------------
                                                           $   685,471
----------------------------------------------------------------------
Electrical Equipment -- 1.7%
----------------------------------------------------------------------
Pemstar, Inc.(1)                               11,000      $   147,290
Plexus Corp.(1)                                 3,000           93,600
----------------------------------------------------------------------
                                                           $   240,890
----------------------------------------------------------------------
Electronics - Instruments -- 0.6%
----------------------------------------------------------------------
Cognex Corp.(1)                                 3,000      $    88,230
----------------------------------------------------------------------
                                                           $    88,230
----------------------------------------------------------------------
Electronics - Semiconductors -- 6.3%
----------------------------------------------------------------------
Alpha Industries, Inc.(1)                       9,000      $   254,160
Applied Micro Circuits Corp.(1)                 1,500           26,565
Dupont Photomasks, Inc.(1)                        500           24,270
Elantec Semiconductor, Inc.(1)                  5,000          167,500

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL COMPANY GROWTH PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Electronics - Semiconductors (continued)
----------------------------------------------------------------------
Exar Corp.(1)                                   4,000      $    80,760
Millipore Corp.                                 1,700          105,366
Pixelworks, Inc.(1)                             4,300          147,447
Vitesse Semiconductor Corp.(1)                  3,000           63,330
----------------------------------------------------------------------
                                                           $   869,398
----------------------------------------------------------------------
Gaming -- 0.6%
----------------------------------------------------------------------
Anchor Gaming(1)                                1,500      $    88,575
----------------------------------------------------------------------
                                                           $    88,575
----------------------------------------------------------------------
Health Services -- 4.8%
----------------------------------------------------------------------
Accredo Health, Inc.(1)                         5,500      $   200,255
IMPATH, Inc.(1)                                 2,000           87,720
MiniMed, Inc.(1)                                2,000           94,120
Province Healthcare Co.(1)                      6,000          211,620
Renal Care Group, Inc.(1)                       2,300           70,265
----------------------------------------------------------------------
                                                           $   663,980
----------------------------------------------------------------------
Information Services -- 5.9%
----------------------------------------------------------------------
Acxiom Corp.(1)                                 6,000      $    76,200
Bell Microproducts, Inc.(1)                    13,000          133,900
BISYS Group, Inc. (The)(1)                      3,000          179,700
Cerner Corp.(1)                                   400           17,180
IntraNet Solutions, Inc.(1)                     3,000          109,800
Ixia(1)                                         5,500           95,425
MatrixOne, Inc.(1)                              4,000           82,200
Renaissance Learning, Inc.(1)                     600           30,780
Sapient Corp.(1)                               10,000           97,500
----------------------------------------------------------------------
                                                           $   822,685
----------------------------------------------------------------------
Internet - Software -- 0.4%
----------------------------------------------------------------------
F5 Networks, Inc.                               3,000      $    54,602
----------------------------------------------------------------------
                                                           $    54,602
----------------------------------------------------------------------
Investment Services -- 1.8%
----------------------------------------------------------------------
Downey Financial Corp.                          1,200      $    57,600
Waddell & Reed Financial, Inc., Class A         6,000          191,340
----------------------------------------------------------------------
                                                           $   248,940
----------------------------------------------------------------------
Manufacturing -- 1.1%
----------------------------------------------------------------------
Roper Industries, Inc.                          3,500      $   147,770
----------------------------------------------------------------------
                                                           $   147,770
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Medical - Biomed / Genetics -- 4.8%
----------------------------------------------------------------------
Aviron(1)                                       1,200      $    68,868
deCode Genetics, Inc.(1)                        8,000           75,760
Genzyme Transgenics Corp.(1)                    1,000            9,750
Incyte Genomics, Inc.(1)                        2,000           44,500
Myriad Genetics, Inc.(1)                        1,200           75,936
PRAECIS Pharmaceuticals, Inc.(1)                7,200          102,600
Regeneron Pharmaceuticals, Inc.(1)              1,000           34,170
Sequenom, Inc.(1)                               8,000          100,800
XOMA Ltd.(1)                                    9,000          153,539
----------------------------------------------------------------------
                                                           $   665,923
----------------------------------------------------------------------
Medical - Drug / Diversified -- 0.9%
----------------------------------------------------------------------
Abgenix, Inc.(1)                                2,900      $   126,469
----------------------------------------------------------------------
                                                           $   126,469
----------------------------------------------------------------------
Medical Products -- 7.8%
----------------------------------------------------------------------
Aradigm Corp.(1)                               27,000      $   176,580
ArthroCare Corp.(1)                             5,500          143,550
Closure Medical Corp.(1)                        3,600           81,000
Corvas International, Inc.(1)                   8,000           94,640
Cytyc Corp.(1)                                  6,000          138,300
Haemonetics Corp.(1)                            3,200           97,600
Novoste Corp.(1)                                7,000          178,500
Resmed, Inc.(1)                                 1,000           51,550
Thoratec Laboratories Corp.(1)                  7,951          123,240
----------------------------------------------------------------------
                                                           $ 1,084,960
----------------------------------------------------------------------
Medical Services -- 0.5%
----------------------------------------------------------------------
Stericycle, Inc.(1)                             1,500      $    70,425
----------------------------------------------------------------------
                                                           $    70,425
----------------------------------------------------------------------
Metals - Industrial -- 0.7%
----------------------------------------------------------------------
Shaw Group, Inc.(1)                             2,300      $    92,230
----------------------------------------------------------------------
                                                           $    92,230
----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 1.8%
----------------------------------------------------------------------
Core Laboratories N.V.(1)                       7,500      $   142,275
Oceaneering International, Inc.(1)              4,500           90,000
Torch Offshore, Inc.(1)                         1,800           17,910
----------------------------------------------------------------------
                                                           $   250,185
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL COMPANY GROWTH PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 0.3%
----------------------------------------------------------------------
Newfield Exploration Co.(1)                       510      $    16,351
Vintage Petroleum, Inc.                           200            3,726
XTO Energy, Inc.                                1,650           23,925
----------------------------------------------------------------------
                                                           $    44,002
----------------------------------------------------------------------
Retail - Food and Drug -- 2.3%
----------------------------------------------------------------------
Duane Reade, Inc.(1)                            1,500      $    48,975
Flowers Foods, Inc.(1)                          1,200           37,560
Sonic Corp.(1)                                  4,800          152,160
Whole Foods Market, Inc.(1)                     2,800           75,628
----------------------------------------------------------------------
                                                           $   314,323
----------------------------------------------------------------------
Retail - Restaurants -- 2.0%
----------------------------------------------------------------------
Applebee's International, Inc.                  7,000      $   211,750
California Pizza Kitchen, Inc.(1)               3,000           70,500
----------------------------------------------------------------------
                                                           $   282,250
----------------------------------------------------------------------
Retail - Specialty and Apparel -- 3.2%
----------------------------------------------------------------------
Callaway Golf Co.                               3,000      $    47,670
Coach, Inc.(1)                                  3,000          114,150
Hot Topic, Inc.(1)                              4,000          125,400
Men's Wearhouse, Inc. (The)(1)                  3,000           82,230
Tweeter Home Entertainment Group,
Inc.(1)                                         2,000           70,040
----------------------------------------------------------------------
                                                           $   439,490
----------------------------------------------------------------------
Semiconductor Components / Integrated
Circuits -- 0.3%
----------------------------------------------------------------------
Maxim Integrated Products, Inc.(1)                781      $    36,684
----------------------------------------------------------------------
                                                           $    36,684
----------------------------------------------------------------------
Semiconductor Equipment -- 1.4%
----------------------------------------------------------------------
ASM International N.V.(1)                       3,000      $    59,115
LTX Corp.(1)                                    1,300           33,358
Pericom Semiconductor Corp.(1)                  2,200           33,814
SIPEX Corp.(1)                                  6,000           64,200
----------------------------------------------------------------------
                                                           $   190,487
----------------------------------------------------------------------
Semiconductors -- 1.6%
----------------------------------------------------------------------
Actel Corp.(1)                                  3,900      $    94,965
Cirrus Logic, Inc.(1)                           5,000          127,300
----------------------------------------------------------------------
                                                           $   222,265
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Software Services -- 4.8%
----------------------------------------------------------------------
Akamai Technologies, Inc.(1)                   10,000      $    88,800
Embarcadero Technologies, Inc.(1)               8,000          176,880
Exult, Inc.(1)                                  2,000           33,500
SonicWALL, Inc.(1)                              5,000          113,750
SpeechWorks International, Inc.(1)             12,000          175,080
WebEx Communications, Inc.(1)                   3,000           79,980
----------------------------------------------------------------------
                                                           $   667,990
----------------------------------------------------------------------
Telecommunication Equipment -- 0.7%
----------------------------------------------------------------------
Catapult Communications Corp.(1)                4,000      $    90,600
----------------------------------------------------------------------
                                                           $    90,600
----------------------------------------------------------------------
Telecommunications Services -- 4.2%
----------------------------------------------------------------------
Alamosa Holdings, Inc.(1)                       6,000      $    91,800
Alliance Fiber Optic Products, Inc.(1)            800            3,272
Metro One Telecommunications, Inc.(1)           2,200          142,758
SBA Communications Corp.(1)                     6,000          139,680
Ulticom, Inc.(1)                                6,000          199,140
----------------------------------------------------------------------
                                                           $   576,650
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $11,920,400)                           $13,179,969
----------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 7.4%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Student Loan Marketing Association
Discount Note, 3.94%, 7/2/01                  $ 1,031      $ 1,030,888
----------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $1,030,887)                         $ 1,030,888
----------------------------------------------------------------------
Total Investments -- 102.3%
   (identified cost $12,951,287)                           $14,210,857
----------------------------------------------------------------------
Other Assets, Less Liabilities -- (2.3)%                   $  (324,815)
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $13,886,042
----------------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL COMPANY GROWTH PORTFOLIO AS OF JUNE 30, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2001
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $12,951,287)                           $14,210,857
Cash                                            1,253
Receivable for investments sold               118,413
Dividends receivable                              210
-----------------------------------------------------
TOTAL ASSETS                              $14,330,733
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for investments purchased         $   433,803
Accrued expenses                               10,888
-----------------------------------------------------
TOTAL LIABILITIES                         $   444,691
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $13,886,042
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $12,626,472
Net unrealized appreciation (computed on
   the basis of identified cost)            1,259,570
-----------------------------------------------------
TOTAL                                     $13,886,042
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2001
Investment Income
-----------------------------------------------------
Interest                                  $    16,740
Dividends                                       2,956
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $    19,696
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $    40,046
Custodian fee                                  25,268
Legal and accounting services                   4,702
Miscellaneous                                   1,423
-----------------------------------------------------
TOTAL EXPENSES                            $    71,439
-----------------------------------------------------
Deduct --
   Reduction of custodian fee             $       621
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $       621
-----------------------------------------------------

NET EXPENSES                              $    70,818
-----------------------------------------------------

NET INVESTMENT LOSS                       $   (51,122)
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(2,276,887)
-----------------------------------------------------
NET REALIZED LOSS                         $(2,276,887)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 1,304,279
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 1,304,279
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $  (972,608)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(1,023,730)
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL COMPANY GROWTH PORTFOLIO AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2001     PERIOD ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2000(1)
----------------------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (51,122) $                    (27,084)
   Net realized loss                            (2,276,887)                     (493,002)
   Net change in unrealized
      appreciation (depreciation)                1,304,279                      (166,239)
----------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $     (1,023,730) $                   (686,325)
----------------------------------------------------------------------------------------
Capital transactions --
   Assets contributed by                  $             --  $                    949,249
   Contributions                                 9,573,109                     6,610,077
   Withdrawals                                  (1,198,068)                     (438,280)
----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $      8,375,041  $                  7,121,046
----------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $      7,351,311  $                  6,434,721
----------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------
At beginning of period                    $      6,534,731  $                    100,010
----------------------------------------------------------------------------------------
AT END OF PERIOD                          $     13,886,042  $                  6,534,731
----------------------------------------------------------------------------------------

 (1) For the period from the start of business, May 1, 2000, to December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL COMPANY GROWTH PORTFOLIO AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED    PERIOD ENDED
                                  JUNE 30, 2001       DECEMBER 31,
                                  (UNAUDITED)         2000(1)
------------------------------------------------------------------
Ratios/Supplemental Data+
------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          1.34%(2)          2.22%(2)
   Net expenses after
      custodian fee reduction            1.33%(2)          2.07%(2)
   Net investment loss                  (0.96)%(2)        (1.58)%(2)
Portfolio Turnover                         50%               89%
------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $13,886           $ 6,535
------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the
   Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                2.96%(2)
   Expenses after custodian
      fee reduction                                        2.81%(2)
   Net investment loss                                    (2.32)%(2)
------------------------------------------------------------------

 (1) For the period from the start of business, May 1, 2000, to December 31, 2000.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL COMPANY GROWTH PORTFOLIO AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Small Company Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks long-term capital appreciation by investing in publicly traded stocks of small companies that are expected to achieve earnings growth over the long-term that substantially exceeds the average of all publicly traded companies in the United States. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded, or on such National Market System. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices on the principal market where the security was traded. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option is traded or, in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such income. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2001, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the advisory

SMALL COMPANY GROWTH PORTFOLIO AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   agreement, BMR receives a monthly fee at the annual rate of 0.75% of the Portfolio's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2001, the fee was equivalent 0.75% (annualized) of the Portfolio's average daily net assets and amounted to $40,046. Except as to the Trustees of the Portfolio, who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended June 30, 2001, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $12,857,316 and $4,993,753, respectively for the six months ended June 30, 2001.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $13,179,970
    -----------------------------------------------------
    Gross unrealized appreciation             $ 2,160,420
    Gross unrealized depreciation                (900,850)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 1,259,570
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period ended June 30, 2001.

EATON VANCE SMALL COMPANY GROWTH FUND AS OF JUNE 30, 2001

INVESTMENT MANAGEMENT

SMALL COMPANY GROWTH PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

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